Fair value of financial instruments - Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation (Details)
€ in Thousands
	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Discounted Cash Flows | Financial liabilities held for trading | Constant Maturity Swap (CMS)
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs	€ 0
Increase in fair value assets due to changes in inputs	0
Discounted Cash Flows | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs	(450)
Increase in fair value assets due to changes in inputs	250
Volatility Option Model Valuation Technique | Financial liabilities held for trading | Cap&Floor
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs	(450)	€ (290)	€ (500)
Increase in fair value assets due to changes in inputs	250	180	430
Volatility Option Model Valuation Technique | Financial liabilities held for trading | FX Options
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs	(450)
Increase in fair value assets due to changes in inputs	130
Volatility Option Model Valuation Technique | Financial liabilities held for trading | Swaptions
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs	(210)
Increase in fair value assets due to changes in inputs	€ 100
Others | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Repos/Reverse Repos
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs		(130)
Increase in fair value assets due to changes in inputs		€ 0
Asset Swap Repo Model | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Repos/Reverse Repos
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs			(360)
Increase in fair value assets due to changes in inputs			€ 0
Minimum | Volatility | Discounted Cash Flows | Financial liabilities held for trading | Constant Maturity Swap (CMS)
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.10
Minimum | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | Cap&Floor
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.10	0.10	0.10
Minimum | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | FX Options
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.10
Minimum | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | Swaptions
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.10
Minimum | Inflation Swap Rate | Discounted Cash Flows | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.10
Maximum | Volatility | Discounted Cash Flows | Financial liabilities held for trading | Constant Maturity Swap (CMS)
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.90
Maximum | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | Cap&Floor
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.90	0.90	0.90
Maximum | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | FX Options
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.90
Maximum | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | Swaptions
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.90
Maximum | Inflation Swap Rate | Discounted Cash Flows | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.90
Weighted average | Volatility | Discounted Cash Flows | Financial liabilities held for trading | Constant Maturity Swap (CMS)
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.4766
Weighted average | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | Cap&Floor
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.3903	0.4073	0.3630
Weighted average | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | FX Options
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.2809
Weighted average | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | Swaptions
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.3555
Weighted average | Inflation Swap Rate | Discounted Cash Flows | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.3903
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate debt | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		€ (330)	€ (560)
Increase in fair value assets due to changes in inputs		€ 330	€ 600
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate debt | Minimum | Margin Of A Preference Portfolio, Measurement Input | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		(0.0001)	(0.0001)
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate debt | Maximum | Margin Of A Preference Portfolio, Measurement Input | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.0001	0.0001
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate debt | Weighted average | Margin Of A Preference Portfolio, Measurement Input | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.000001	0.0001
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Probability weighting
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (350)	€ (680)	€ (1,190)
Increase in fair value assets due to changes in inputs	€ 350	€ 680	€ 1,190
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Minimum | Growth rate | Probability weighting
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.05)	(0.05)	0
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Maximum | Growth rate | Probability weighting
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.05	0.05	0.05
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Weighted average | Growth rate | Probability weighting
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0000	0.0000	0.0250
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (149,490)	€ (126,870)	€ (123,100)
Increase in fair value assets due to changes in inputs	€ 149,490	€ 126,870	€ 123,100
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Minimum | Price, Measurement Input | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.90	0.90	0.90
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Maximum | Price, Measurement Input | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.10	1.10	1.10
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Weighted average | Price, Measurement Input | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.0000	1.0000	1.0000
Financial assets at fair value through other comprehensive income | Corporate debt | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (90)
Increase in fair value assets due to changes in inputs	€ 90
Financial assets at fair value through other comprehensive income | Corporate debt | Minimum | Margin Of A Reference Portfolio | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.01)
Financial assets at fair value through other comprehensive income | Corporate debt | Maximum | Margin Of A Reference Portfolio | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.01
Financial assets at fair value through other comprehensive income | Corporate debt | Weighted average | Margin Of A Reference Portfolio | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0000
Financial assets at fair value through other comprehensive income | Equity instruments | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (49,240)	€ (70,040)	€ (82,130)
Increase in fair value assets due to changes in inputs	€ 49,240	€ 70,040	€ 82,130
Financial assets at fair value through other comprehensive income | Equity instruments | Minimum | Price, Measurement Input | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.90	0.90	0.90
Financial assets at fair value through other comprehensive income | Equity instruments | Maximum | Price, Measurement Input | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.10	1.10	1.10
Financial assets at fair value through other comprehensive income | Equity instruments | Weighted average | Price, Measurement Input | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.0000	1.0000	1.0000
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on credit spread
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (20,800)	€ (24,100)	€ (19,840)
Increase in fair value assets due to changes in inputs	0	0	0
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on interest rate curve
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(680)	(80)	(70)
Increase in fair value assets due to changes in inputs	680	80	70
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on margin of a reference portfolio
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(20,300)	(17,510)	(13,120)
Increase in fair value assets due to changes in inputs	20,300	17,510	13,040
Financial assets at fair value through other comprehensive income | Loans | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(3,460)	(490)	0
Increase in fair value assets due to changes in inputs	0	€ 0	€ 0
Financial assets at fair value through other comprehensive income | Loans | Market comparable prices
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(5,020)
Increase in fair value assets due to changes in inputs	€ 2,510
Financial assets at fair value through other comprehensive income | Loans | Minimum | Margin Of A Preference Portfolio, Measurement Input | Discounted Cash Flows on margin of a reference portfolio
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.0001)	(0.0001)	(0.0001)
Financial assets at fair value through other comprehensive income | Loans | Minimum | Interest rate, measurement input | Discounted Cash Flows on interest rate curve
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.046	0.008	(0.001)
Financial assets at fair value through other comprehensive income | Loans | Minimum | Credit spread | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.01677	0.0256	0.0077
Financial assets at fair value through other comprehensive income | Loans | Minimum | Market Price, Measurement Input | Market comparable prices
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.10)
Financial assets at fair value through other comprehensive income | Loans | Maximum | Margin Of A Preference Portfolio, Measurement Input | Discounted Cash Flows on margin of a reference portfolio
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0001	0.0001	0.0001
Financial assets at fair value through other comprehensive income | Loans | Maximum | Interest rate, measurement input | Discounted Cash Flows on interest rate curve
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.090	0.010	0.010
Financial assets at fair value through other comprehensive income | Loans | Maximum | Credit spread | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.03658	0.034	0.0242
Financial assets at fair value through other comprehensive income | Loans | Maximum | Market Price, Measurement Input | Market comparable prices
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.20
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Margin Of A Preference Portfolio, Measurement Input | Discounted Cash Flows on margin of a reference portfolio
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	0	0.0001
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Interest rate, measurement input | Discounted Cash Flows on interest rate curve
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0680	0.0088	0.0012
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Credit spread | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.016774	0.0256
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Market Price, Measurement Input | Market comparable prices
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0000
Financial assets at fair value through other comprehensive income | Government debt | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ 0	€ (10)	€ (10)
Increase in fair value assets due to changes in inputs	€ 0	€ 10	€ 10
Financial assets at fair value through other comprehensive income | Government debt | Minimum | Interest rate, measurement input | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	(0.004)	0.006
Financial assets at fair value through other comprehensive income | Government debt | Maximum | Interest rate, measurement input | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.02	0.016	0.008
Financial assets at fair value through other comprehensive income | Government debt | Weighted average | Interest rate, measurement input | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0099	0.0063	0.0009
Financial assets held for trading | Corporate debt | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (1,900)	€ (1,380)
Increase in fair value assets due to changes in inputs	€ 1,900	1,400
Financial assets held for trading | Corporate debt | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		0	€ 0
Increase in fair value assets due to changes in inputs		€ 0	€ 0
Financial assets held for trading | Corporate debt | Minimum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	0
Financial assets held for trading | Corporate debt | Minimum | Market Price, Measurement Input | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		850,000	0.85
Financial assets held for trading | Corporate debt | Maximum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.10	0.20
Financial assets held for trading | Corporate debt | Maximum | Market Price, Measurement Input | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		1,150,000	1.15
Financial assets held for trading | Corporate debt | Weighted average | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0501	0.1007
Financial assets held for trading | Corporate debt | Weighted average | Market Price, Measurement Input | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		1.0000	1
Financial assets held for trading | Government debt | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (7,770)	€ (8,340)
Increase in fair value assets due to changes in inputs	€ 7,720	€ 8,070
Financial assets held for trading | Government debt | Minimum | Discount curve | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	0
Financial assets held for trading | Government debt | Maximum | Discount curve | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.08	100,000
Financial assets held for trading | Government debt | Weighted average | Discount curve | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0399	0.0492
Financial assets held for trading | Currency swap contract | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		€ 0	€ (110)
Increase in fair value assets due to changes in inputs		0	110
Financial assets held for trading | Currency swap contract | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (900)	(60)	(30)
Increase in fair value assets due to changes in inputs	€ 1,030	€ 70	€ 30
Financial assets held for trading | Currency swap contract | Minimum | Interest rate, measurement input | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		(0.007)	(0.007)
Financial assets held for trading | Currency swap contract | Minimum | Interest rate, measurement input | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.0006)	(0.0004)	(0.0004)
Financial assets held for trading | Currency swap contract | Maximum | Interest rate, measurement input | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		7,000	7,000
Financial assets held for trading | Currency swap contract | Maximum | Interest rate, measurement input | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0006	0.0004	0.0004
Financial assets held for trading | Currency swap contract | Weighted average | Interest rate, measurement input | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.0000	0.0073
Financial assets held for trading | Currency swap contract | Weighted average | Interest rate, measurement input | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.000040	0.000042	(0.000009)
Financial assets held for trading | Credit default swaps | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		€ (50)
Increase in fair value assets due to changes in inputs		€ 20
Financial assets held for trading | Credit default swaps | Credit Default Models
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (140)
Increase in fair value assets due to changes in inputs	€ 140
Financial assets held for trading | Credit default swaps | Minimum | Illiquid Credit Default Spread Curves | Credit Default Models
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0100
Financial assets held for trading | Credit default swaps | Minimum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.00149
Financial assets held for trading | Credit default swaps | Maximum | Illiquid Credit Default Spread Curves | Credit Default Models
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0200
Financial assets held for trading | Credit default swaps | Maximum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.00421
Financial assets held for trading | Credit default swaps | Weighted average | Illiquid Credit Default Spread Curves | Credit Default Models
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.014914
Financial assets held for trading | Credit default swaps | Weighted average | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.002199
Financial assets held for trading | EQ Options | EQ option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (510)	€ (230)	€ (240)
Increase in fair value assets due to changes in inputs	890	480	520
Financial assets held for trading | EQ Options | Local volatility
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(1,260)	(1,050)	(6,820)
Increase in fair value assets due to changes in inputs	€ 1,260	€ 1,050	€ 6,820
Financial assets held for trading | EQ Options | Minimum | Volatility | EQ option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	0	0
Financial assets held for trading | EQ Options | Minimum | Volatility | Local volatility
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.10	0.10	0.10
Financial assets held for trading | EQ Options | Maximum | Volatility | EQ option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.70	900,000	900,000
Financial assets held for trading | EQ Options | Maximum | Volatility | Local volatility
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.90	900,000	0.90
Financial assets held for trading | EQ Options | Weighted average | Volatility | EQ option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.4439	0.6130	0.6120
Financial assets held for trading | EQ Options | Weighted average | Volatility | Local volatility
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.5000	0.5000	0.4000
Financial assets held for trading | Forward Rate Agreement | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		€ (1,160)	€ (910)
Increase in fair value assets due to changes in inputs		€ 950	€ 730
Financial assets held for trading | Forward Rate Agreement | Minimum | Interest rate, measurement input | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0	0
Financial assets held for trading | Forward Rate Agreement | Maximum | Interest rate, measurement input | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		60,000	40,000
Financial assets held for trading | Forward Rate Agreement | Weighted average | Interest rate, measurement input | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.0271	0.0178
Financial assets held for trading | Foreign Exchange Swap | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		€ (1,370)
Increase in fair value assets due to changes in inputs		1,370
Financial assets held for trading | Inflation Derivatives | Volatility Option Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		(140)	€ (470)
Increase in fair value assets due to changes in inputs		110	240
Financial assets held for trading | Inflation Derivatives | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (280)	(210)	(560)
Increase in fair value assets due to changes in inputs	€ 160	€ 110	€ 280
Financial assets held for trading | Inflation Derivatives | Minimum | Volatility | Volatility Option Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0	0
Financial assets held for trading | Inflation Derivatives | Minimum | Inflation Swap Rate | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.02	0	(0.50)
Financial assets held for trading | Inflation Derivatives | Maximum | Volatility | Volatility Option Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.40	400,000
Financial assets held for trading | Inflation Derivatives | Maximum | Inflation Swap Rate | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.08	0.10	500,000
Financial assets held for trading | Inflation Derivatives | Weighted average | Volatility | Volatility Option Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.1737	0.1329
Financial assets held for trading | Inflation Derivatives | Weighted average | Inflation Swap Rate | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0418	0.0341	0.5000
Financial assets held for trading | IR Options | IR option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (290)	€ (300)	€ (200)
Increase in fair value assets due to changes in inputs	€ 410	€ 440	€ 310
Financial assets held for trading | IR Options | Minimum | Volatility | IR option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.004	0	0
Financial assets held for trading | IR Options | Maximum | Volatility | IR option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.322	0.60	600,000
Financial assets held for trading | IR Options | Weighted average | Volatility | IR option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.1886	0.3582	0.3628
Financial assets held for trading | Interest rate swaps | Discounted Cash Flows on credit spread
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (1,970)	€ (2,250)	€ (7,210)
Increase in fair value assets due to changes in inputs	2,180	2,470	4,160
Financial assets held for trading | Interest rate swaps | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(30)	(40)
Increase in fair value assets due to changes in inputs	30	40
Financial assets held for trading | Interest rate swaps | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(1,250)	(11,580)	(1,490)
Increase in fair value assets due to changes in inputs	0	0	0
Financial assets held for trading | Interest rate swaps | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		(50)	(70)
Increase in fair value assets due to changes in inputs		80	130
Financial assets held for trading | Interest rate swaps | Discounted Cash Flows on swap rate
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(1,010)	(20)	(230)
Increase in fair value assets due to changes in inputs	950	30	100
Financial assets held for trading | Interest rate swaps | Prepayment modelling
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	0	(60)	(90)
Increase in fair value assets due to changes in inputs	€ 50	€ 50	50
Financial assets held for trading | Interest rate swaps | Discounted Cash Flows on inflation swap rate
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			(40)
Increase in fair value assets due to changes in inputs			10
Financial assets held for trading | Interest rate swaps | Forward estimation on interest rate
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			(270)
Increase in fair value assets due to changes in inputs			170
Financial assets held for trading | Interest rate swaps | Forward estimation on prepayment rate
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			0
Increase in fair value assets due to changes in inputs			€ 0
Financial assets held for trading | Interest rate swaps | Other Measurement Input | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.0005
Financial assets held for trading | Interest rate swaps | Minimum | Interest rate, measurement input | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.00052)	(0.0006)
Financial assets held for trading | Interest rate swaps | Minimum | Interest rate, measurement input | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0	(0.06)
Financial assets held for trading | Interest rate swaps | Minimum | Interest rate, measurement input | Forward estimation on interest rate
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			(0.000898)
Financial assets held for trading | Interest rate swaps | Minimum | Credit spread | Discounted Cash Flows on credit spread
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.026	0.0125	0.0103
Financial assets held for trading | Interest rate swaps | Minimum | Inflation Swap Rate | Discounted Cash Flows on inflation swap rate
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			(0.008)
Financial assets held for trading | Interest rate swaps | Minimum | Swap rate | Discounted Cash Flows on swap rate
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.094	0.086	0.077
Financial assets held for trading | Interest rate swaps | Minimum | Other Measurement Input | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.05	0.05
Financial assets held for trading | Interest rate swaps | Minimum | Prepayment rate | Prepayment modelling
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.025	0.025	0.025
Financial assets held for trading | Interest rate swaps | Minimum | Prepayment rate | Forward estimation on prepayment rate
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.06
Financial assets held for trading | Interest rate swaps | Maximum | Interest rate, measurement input | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.00052	0.0006
Financial assets held for trading | Interest rate swaps | Maximum | Interest rate, measurement input | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.15	128,000
Financial assets held for trading | Interest rate swaps | Maximum | Interest rate, measurement input | Forward estimation on interest rate
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.001112
Financial assets held for trading | Interest rate swaps | Maximum | Credit spread | Discounted Cash Flows on credit spread
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.083	62,900	0.0375
Financial assets held for trading | Interest rate swaps | Maximum | Inflation Swap Rate | Discounted Cash Flows on inflation swap rate
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			65,000
Financial assets held for trading | Interest rate swaps | Maximum | Swap rate | Discounted Cash Flows on swap rate
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.098	0.091	82,000
Financial assets held for trading | Interest rate swaps | Maximum | Prepayment rate | Prepayment modelling
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.090	62,000	0.062
Financial assets held for trading | Interest rate swaps | Maximum | Prepayment rate | Forward estimation on prepayment rate
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.12
Financial assets held for trading | Interest rate swaps | Weighted average | Interest rate, measurement input | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.000009	0.000013
Financial assets held for trading | Interest rate swaps | Weighted average | Interest rate, measurement input | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.0920	0.1036
Financial assets held for trading | Interest rate swaps | Weighted average | Credit spread | Discounted Cash Flows on credit spread
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0560	0.0389	0.0202
Financial assets held for trading | Interest rate swaps | Weighted average | Inflation Swap Rate | Discounted Cash Flows on inflation swap rate
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.0181
Financial assets held for trading | Interest rate swaps | Weighted average | Swap rate | Discounted Cash Flows on swap rate
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0960	0.0884	(0.0287)
Financial assets held for trading | Interest rate swaps | Weighted average | Prepayment rate | Prepayment modelling
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0892	0.0417	0.0044
Financial assets held for trading | Other Derivatives | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		€ (530)
Increase in fair value assets due to changes in inputs		€ 240
Financial assets held for trading | Other Derivatives | Minimum | Price, Measurement Input | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0
Financial assets held for trading | Other Derivatives | Maximum | Price, Measurement Input | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.02
Financial assets held for trading | Other Derivatives | Weighted average | Price, Measurement Input | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.0062
Financial assets held for trading | Property derivatives | Option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (3,920)	€ (5,750)	€ (2,620)
Increase in fair value assets due to changes in inputs	€ 3,920	€ 5,750	€ 2,620
Financial assets held for trading | Property derivatives | Minimum | Growth rate | Option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.05)	(0.05)	0
Financial assets held for trading | Property derivatives | Maximum | Growth rate | Option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.05	0.05	0.05
Financial assets held for trading | Property derivatives | Weighted average | Growth rate | Option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0000	0.0000	0.0250
Financial assets held for trading | Convertibility curve - inputs: NDFs Offshore | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			€ (650)
Increase in fair value assets due to changes in inputs			€ 280
Financial assets held for trading | Convertibility curve - inputs: NDFs Offshore | Minimum | Price, Measurement Input | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0
Financial assets held for trading | Convertibility curve - inputs: NDFs Offshore | Maximum | Price, Measurement Input | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			20,000
Financial assets held for trading | Convertibility curve - inputs: NDFs Offshore | Weighted average | Price, Measurement Input | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.0061
Financial assets held for trading | FX Options | CDS
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (550)		€ (280)
Increase in fair value assets due to changes in inputs	€ 590		€ 500
Financial assets held for trading | FX Options | Minimum | Volatility | CDS
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0		0
Financial assets held for trading | FX Options | Maximum | Volatility | CDS
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.40		500,000
Financial assets held for trading | FX Options | Weighted average | Volatility | CDS
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.2081		0.3214
Financial assets held for trading | FRAs | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			€ (1,090)
Increase in fair value assets due to changes in inputs			€ 710
Financial assets held for trading | FRAs | Minimum | Interest rate, measurement input | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0
Financial assets held for trading | FRAs | Maximum | Interest rate, measurement input | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			150,000
Financial assets held for trading | FRAs | Weighted average | Interest rate, measurement input | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.0591
Financial assets held for trading | Swaptions | IR option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			€ (130)
Increase in fair value assets due to changes in inputs			€ 270
Financial assets held for trading | Swaptions | Minimum | Volatility | IR option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0
Financial assets held for trading | Swaptions | Maximum | Volatility | IR option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.40
Financial assets held for trading | Swaptions | Weighted average | Volatility | IR option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.2667
Financial assets held for trading | Repos/Reverse Repos | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (80)
Increase in fair value assets due to changes in inputs	0
Financial assets held for trading | Securitisation Swap | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(4,950)
Increase in fair value assets due to changes in inputs	€ 4,950
Financial assets held for trading | Securitisation Swap | Minimum | Prepayment rate | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.2230)
Financial assets held for trading | Securitisation Swap | Maximum | Prepayment rate | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.2720
Financial assets held for trading | Securitisation Swap | Weighted average | Prepayment rate | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0247
Financial assets held for trading | Structured Notes | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (1,530)
Increase in fair value assets due to changes in inputs	€ 1,530
Financial assets held for trading | Structured Notes | Minimum | Price, Measurement Input | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.10)
Financial assets held for trading | Structured Notes | Maximum | Price, Measurement Input | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.10
Financial assets held for trading | Structured Notes | Weighted average | Price, Measurement Input | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0000
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Corporate debt | Discounted Cash Flows on credit spread
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			€ (1,230)
Increase in fair value assets due to changes in inputs			€ 1,200
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Corporate debt | Minimum | Credit spread | Discounted Cash Flows on credit spread
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Corporate debt | Maximum | Credit spread | Discounted Cash Flows on credit spread
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.20
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Corporate debt | Weighted average | Credit spread | Discounted Cash Flows on credit spread
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.0988
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (210)	€ (180)	€ (260)
Increase in fair value assets due to changes in inputs	€ 210	€ 180	€ 260
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans | Minimum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.001	0.001	0.001
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans | Maximum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.03	0.02	0.014
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans | Weighted average | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0155	0.0105	0.0066
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Government debt | Discounted Cash Flows on discount curve
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			€ (4,140)
Increase in fair value assets due to changes in inputs			€ 20,690
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Government debt | Minimum | Discount curve | Discounted Cash Flows on discount curve
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Government debt | Maximum | Discount curve | Discounted Cash Flows on discount curve
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.10
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Government debt | Weighted average | Discount curve | Discounted Cash Flows on discount curve
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.0833
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Mortgage portfolio | Black Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (230)	€ (790)	€ (1,900)
Increase in fair value assets due to changes in inputs	€ 230	€ 790	€ 1,900
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Mortgage portfolio | Minimum | Growth rate | Black Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.05)	(0.05)	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Mortgage portfolio | Maximum | Growth rate | Black Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.05	0.05	0.05
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Mortgage portfolio | Weighted average | Growth rate | Black Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0000	0.0000	0.0250
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Other debt securities | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (4,480)	€ (4,250)	€ (5,470)
Increase in fair value assets due to changes in inputs	€ 4,250	€ 3,830	€ 4,920
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Other debt securities | Minimum | Inflation Swap Rate | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	0	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Other debt securities | Maximum | Inflation Swap Rate | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.08	0.10	0.10
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Other debt securities | Weighted average | Inflation Swap Rate | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0389	0.0474	0.0474